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                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
           WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

              REPORT FOR CALENDAR MONTH ENDING:  January 31, 2001



               Name of Registrant :  The SMALLCap Fund, Inc. (TM)
               By:  Fran Pollack-Matz,  Secretary

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                                                                    Approximate Asset
                                      Number of                    Value or approximate
Date of each      Identification        Shares        Price per     asset coverage per   Name of Seller or of
Transaction        of Security        Purchased         Share        share at time of      Seller's Broker
                                                                        purchase
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
     01/02/01       Common Stock           4,200       11.811           13.399             Weeden & Co. LP
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     01/02/01       Common Stock          20,000       11.797           13.399             Weeden & Co. LP
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     01/08/01       Common Stock           2,300       11.188           12.586             Weeden & Co. LP
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     01/09/01       Common Stock           1,000       11.313           12.614             Weeden & Co. LP
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     01/10/01       Common Stock           2,800       11.250           12.671             Weeden & Co. LP
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     01/11/01       Common Stock          10,000       11.500           12.897             Weeden & Co. LP
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     01/12/01       Common Stock           3,600       11.625           13.075             Weeden & Co. LP
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     01/16/01       Common Stock           3,000       11.688           13.119             Weeden & Co. LP
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     01/17/01       Common Stock           5,000       11.888           13.341             Weeden & Co. LP
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     01/17/01       Common Stock          13,000       11.928           13.341             Weeden & Co. LP
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     01/18/01       Common Stock           1,400       11.938           13.276             Weeden & Co. LP
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     01/19/01       Common Stock          10,000       11.938           13.313             Weeden & Co. LP
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     01/19/01       Common Stock           4,500       11.938           13.313             Weeden & Co. LP
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     01/23/01       Common Stock           5,000       11.750           13.099             Weeden & Co. LP
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     01/23/01       Common Stock          20,000       11.750           13.099             Weeden & Co. LP
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     01/24/01       Common Stock           2,500       12.125           13.533             Weeden & Co. LP
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     01/25/01       Common Stock           5,500       12.142           13.596             Weeden & Co. LP
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     01/25/01       Common Stock          20,000       12.141           13.596             Weeden & Co. LP
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     01/26/01       Common Stock             300       12.063           13.642             Weeden & Co. LP
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     01/29/01       Common Stock           5,900       12.191           13.597             Weeden & Co. LP
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     01/29/01       Common Stock           5,000       12.140           13.597             Weeden & Co. LP
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     01/30/01       Common Stock           3,000       12.300           13.747             Weeden & Co. LP
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